Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial liabilities - undiscounted (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 519,478	£ 481,049
Cash collateral and settlement balances, undiscounted	79,371	85,423
Repurchase agreements and other similar secured lending, undiscounted	29,028	14,252
Debt securities in issue, undiscounted	107,272	83,620
Subordinated liabilities, undiscounted	15,465	19,051
Trading portfolio liabilities, undiscounted	54,169	47,405
Financial liabilities designated at fair value, undiscounted	260,454	257,825
Derivative financial instruments, undiscounted	257,002	300,826
Other financial liabilities, undiscounted	6,619	5,332
Total financial liabilities, undiscounted cash flows	1,328,858	1,294,783
On demand
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	454,961	410,894
Cash collateral and settlement balances, undiscounted	2,983	1,900
Repurchase agreements and other similar secured lending, undiscounted	20	4
Debt securities in issue, undiscounted	0	0
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	54,169	47,405
Financial liabilities designated at fair value, undiscounted	14,342	15,555
Derivative financial instruments, undiscounted	255,747	299,795
Other financial liabilities, undiscounted	184	101
Total financial liabilities, undiscounted cash flows	782,406	775,654
Not more than three months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	40,755	41,468
Cash collateral and settlement balances, undiscounted	76,388	83,523
Repurchase agreements and other similar secured lending, undiscounted	6,621	3,276
Debt securities in issue, undiscounted	24,450	16,368
Subordinated liabilities, undiscounted	1,063	1,597
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	158,094	172,186
Derivative financial instruments, undiscounted	5	1
Other financial liabilities, undiscounted	4,344	2,929
Total financial liabilities, undiscounted cash flows	311,720	321,348
Over three months but not more than six months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	13,524	15,886
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	12,625	4,058
Subordinated liabilities, undiscounted	0	3,328
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	17,096	8,683
Derivative financial instruments, undiscounted	22	49
Other financial liabilities, undiscounted	57	62
Total financial liabilities, undiscounted cash flows	43,324	32,066
Over six months but not more than one year
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	6,718	8,156
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	9,075	7,061
Subordinated liabilities, undiscounted	1,379	311
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	14,558	8,007
Derivative financial instruments, undiscounted	24	0
Other financial liabilities, undiscounted	111	116
Total financial liabilities, undiscounted cash flows	31,865	23,651
Over one year but not more than three years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	2,461	2,893
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	11,356	3,729
Debt securities in issue, undiscounted	19,225	16,684
Subordinated liabilities, undiscounted	1,213	2,498
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	17,445	15,604
Derivative financial instruments, undiscounted	305	147
Other financial liabilities, undiscounted	932	981
Total financial liabilities, undiscounted cash flows	52,937	42,536
Over three years but not more than five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	239	599
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	10,885	7,089
Debt securities in issue, undiscounted	14,060	14,715
Subordinated liabilities, undiscounted	2,316	1,152
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,908	8,586
Derivative financial instruments, undiscounted	316	187
Other financial liabilities, undiscounted	327	338
Total financial liabilities, undiscounted cash flows	37,051	32,666
Over five years but not more than ten years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	559	768
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	14,147	14,882
Subordinated liabilities, undiscounted	6,627	8,578
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	7,949	8,369
Derivative financial instruments, undiscounted	134	204
Other financial liabilities, undiscounted	502	557
Total financial liabilities, undiscounted cash flows	29,918	33,358
Over ten years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	261	385
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	146	154
Debt securities in issue, undiscounted	13,690	9,852
Subordinated liabilities, undiscounted	2,867	1,587
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	22,062	20,835
Derivative financial instruments, undiscounted	449	443
Other financial liabilities, undiscounted	162	248
Total financial liabilities, undiscounted cash flows	£ 39,637	£ 33,504